Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares issued	15,084,138	116,773,794
Ordinary shares, shares outstanding	15,084,138	116,773,794
Ordinary shares, shares authorized	Unlimited	Unlimited
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares issued		975,000
Ordinary shares, shares outstanding		975,000
Ordinary shares, shares authorized	200,000,000	200,000,000